Consolidated Balance Sheet as of December 31, 2010 and June 30, 2011 (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common stock par value	$ 1.00	$ 1.00
Common stock shares authorized	40,000,000	40,000,000
Common stock shares issued	36,421,348	36,186,164
Common stock shares outstanding	36,421,348	36,186,164